USAA
EAGLE
LOGO (r)
USAA MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED DECEMBER 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA Money Market Fund as a result of the adoption of amended Rule 2a-7 as well as certain ordinary course matters.
The second paragraph under the question “What are the main types of money market instruments in which the Fund may invest?” on page 4 has been deleted and replaced with the following:

In addition, the Fund may invest up to 5% of its net assets in illiquid securities, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain a net asset value (NAV) of $1 per share?” on page 4 has been deleted and replaced with the following:

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain a net asset value (NAV) of $1 per share?” on page 4 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information has been added as an additional risk under the “RISKS” section on page 5.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 5.

In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 5.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 8.

■  Suspend redemptions as provided under SEC rules applicable to money market funds.

94268-0610

USAA
EAGLE
LOGO (r)
USAA TREASURY MONEY MARKET TRUST
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED OCTOBER 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA Treasury Money Market Trust as a result of the adoption of amended Rule 2a-7.

The second paragraph under the question “May the Fund’s assets be invested in any other types of U.S. government securities?” on page 4 has been deleted and replaced with the following:

In addition, the Fund may invest up to 5% of its net assets in illiquid securities, which generally are securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days at approximately the value ascribed to such securities by the Fund.

Effective June 30, 2010, the second paragraph under the question “Will the Fund always maintain a net asset value (NAV) of $1 per share?” on page 4 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon Securities and Exchange Commission (SEC) guidelines.

Delete the last sentence of the paragraph under the question “How are the decisions to buy an sell securities made?” on page 4.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 5.

  In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 5.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 8.

■   Suspend redemptions as provided under SEC rules applicable to money market funds.

94269-0610

USAA
EAGLE
LOGO (r)
USAA TAX EXEMPT MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA Tax Exempt Money Market Fund as a result of the adoption of amended Rule 2a-7 as well as certain ordinary course matters.

The third paragraph in the first column on page 17 under the question “What types of tax-exempt securities will be included in each Fund’s portfolio?” has been deleted and replaced with the following:

In addition, up to 15% of each of the Tax Exempt Long-Term, Tax Exempt Intermediate-Term, and Tax Exempt Short-Term Funds’ net assets and up to 5% of the Tax Exempt Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 19 has been deleted and replaced with the following:

For  example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 19 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information replaces Structural Risk under the “PRINCIPAL RISKS” section on page 20.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 20.
    In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 20.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 25.

■        Suspend redemptions as provided under SEC rules applicable to money market funds.

94270-0610

USAA
EAGLE
LOGO (r)
USAA CALIFORNIA MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA California Money Market Fund as a result of the adoption of amended Rule 2a-7 as well as certain ordinary course matters.

The third paragraph in the first column on page 9 under the question “What types of tax-exempt securities will be included in each Fund’s portfolio?” has been deleted and replaced with the following:

In addition, up to 15% of each of the California Bond Fund’s net assets and up to 5% of the California Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 has been deleted and replaced with the following:

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information replaces Structural Risk under the “PRINCIPAL RISKS” section on page 12.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

   In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” at the top of page 28.

■ Suspend redemptions as provided under SEC rules applicable to money market funds.

94271-0610

USAA
EAGLE
LOGO (r)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA Florida Tax-Free Money Market Fund as a result of the adoption of amended Rule 2a-7.

The third paragraph in the first column on page 9 under the question “What types of tax-exempt securities will be included in each Fund’s portfolio?” has been deleted and replaced with the following:

In addition, up to 15% of the Florida Tax-Free Income Fund’s net assets and up to 5% of the Florida Tax-Free Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 has been deleted and replaced with the following:

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information replaces Structural Risk under the “PRINCIPAL RISKS” section on page 12.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

    In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 17.

■      Suspend redemptions as provided under SEC rules applicable to money market funds.

94274-0610

USAA
EAGLE
LOGO (r)

USAA NEW YORK MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA New York Money Market Fund as a result of the adoption of amended Rule 2a-7 as well as certain ordinary course matters.

The third paragraph in the first column on page 9 under the question “What types of tax-exempt securities will be included in each Fund’s portfolio?” has been deleted and replaced with the following:

In addition, up to 15% of each of the New York Bond Fund’s net assets and up to 5% of the New York Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 has been deleted and replaced with the following:

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information replaces Structural Risk under the “PRINCIPAL RISKS” section on page 12.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 18.

■        Suspend redemptions as provided under SEC rules applicable to money market funds.

94272-0610

USAA
EAGLE
LOGO (r)
USAA VIRGINIA MONEY MARKET FUND
SUPPLEMENT DATED JUNE 2, 2010
TO THE FUND’S PROSPECTUS
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA Virginia Money Market Fund as a result of the adoption of amended Rule 2a-7 as well as certain ordinary course matters.

The third paragraph in the first column on page 9 under the question “What types of tax-exempt securities will be included in each Fund’s portfolio?” has been deleted and replaced with the following:

In addition, up to 15% of each of the Virginia Bond Fund’s net assets and up to 5% of the Virginia Money Market Fund’s net assets may be invested in securities that are illiquid. Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

The second paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 has been deleted and replaced with the following:

For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. The Fund may acquire any security in the second-highest rating category for short-term debt obligations assigned by NRSROs (sometimes referred to as a Second Tier Security). Generally, Securities and Exchange Commission (SEC) limitations prohibit the Fund from investing more than 3% of its assets in Second Tier Securities.

Effective June 30, 2010, the third paragraph under the question “Will the Fund always maintain an NAV of $1 per share?” on page 11 will be deleted and replaced with the following:

There also is a risk that rising interest rates will cause the value of the Fund’s securities to decline. Certain of the securities in which the Fund may invest pay interest at a rate that is periodically adjusted, referred to as adjustable rate securities. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and by maintaining a dollar-weighted average portfolio maturity (WAM) for the Fund of 60 days or less and a weighted average life (WAL) of 120 days or less. The maturity of each security is calculated based upon SEC guidelines.

The following information replaces Structural Risk under the “PRINCIPAL RISKS” section on page 12.

Structural Risk: Variable Rate Demand Notes (VRDNs) are generally long-term bonds with a demand feature that is used to shorten the maturity. The demand feature represents the right to sell the security back to the remarketer or liquidity provider for repurchase on short notice, normally one day or seven days. Usually the demand feature is backed by a letter of credit or similar guarantee from a bank. Since we are relying on the demand feature to shorten maturity, the ability to exercise the demand feature would be dependant upon the bank. We would only purchase VRDNs where we were comfortable that the banks would be able to honor their obligation on the demand feature.

Some VRDNs, referred to as “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Other types of tax-exempt securities that are subject to structural risk include liquidity protected preferred shares (LPP shares) and other similar securities. LPP shares are a relatively new type of investment, the terms of which may change in the future in response to regulatory or market developments, which could adversely impact the value and liquidity of the Fund’s investment in LPP shares, the tax treatment of investments in LPP shares, or the ability of the Fund to invest in LPP shares.

Effective October 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, information relating to the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted to usaa.com five business days after the end of each month and will remain posted on the website for six months thereafter.

Effective December 7, 2010, the following additional disclosure will be added to the end of the paragraph under the “PORTFOLIO HOLDINGS” section on page 13.

In addition, the Fund will report certain information to the SEC monthly on Form N-MFP, including the Fund’s portfolio holdings and other pricing information, which will be made public 60 days after the end of the month to which the information pertains.

The following information is inserted as the last bullet under “Other Fund Rights” on page 17.

  ■  Suspend redemptions as provided under SEC rules applicable to money market funds.
94273-0610

USAA
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USAA MUTUAL FUNDS TRUST

Balanced Strategy Fund, Cornerstone Strategy Fund,
Growth and Tax Strategy Fund, Emerging Markets Fund, International Fund, Precious Metals and Minerals Fund,
World Growth Fund, GNMA Trust,
and Treasury Money Market Trust
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2009

Aggressive Growth Fund, Growth Fund,
Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund,
First Start Growth Fund, Intermediate-Term Bond Fund,
High-Yield Opportunities Fund, Small Cap Stock Fund, Capital Growth Fund, and Value Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2009

Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund,
and Tax Exempt Money Market Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2009

California Bond Fund and California Money Market Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2009

New York Bond Fund and New York Money Market Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2009

Virginia Bond Fund and Virginia Money Market Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2009

Florida Tax-Fee Income Fund and
Florida Tax-Free Money Market Fund
SUPPLEMENT DATED JUNE 2, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2009

The U.S. Securities and Exchange Commission recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. This supplement describes certain changes affecting the USAA money market funds as a result of the adoption of amended Rule 2a-7.

Under the section titled “Valuation of Securities” the reference to the fund maintaining a dollar-weighted average portfolio maturity of no more than 90 days has been revised to no more than 60 days.

Under the section titled “Investment Policies” the second sentence of the disclosure with respect to Illiquid Securities has been revised as follows:

Illiquid securities are generally those securities that the Fund cannot sell or dispose of in the ordinary course of business within seven days or less at approximately the value ascribed to such securities by the Fund.

With respect to the USAA Money Market Fund and USAA Treasury Money Market Trust only: Under the section titled “Investment Policies” the disclosure with respect to Repurchase Agreements has been revised as follows:

Each Fund may invest in repurchase agreements. The Money Market Fund [Treasury Money Market Trust] may invest in repurchase agreements, which are collateralized by cash items or obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. The Funds will invest in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Manager.